ORGANIZATION AND BASIS OF PRESENTATION (Details Textual)	9 Months Ended		12 Months Ended
	Jul. 31, 2013	Jul. 31, 2012	Oct. 31, 2012	Oct. 31, 2011
Standard Product Warranty Description	The Company warrants products for a period from 12 to 60 months following the sale of its products.
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	12,023,951	3,116,465	3,129,340	3,228,318
Warrant [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	4,735,395		998,096
Convertible Preferred Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	4,231,154
Employee Stock Option [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	3,057,402